SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION - Schedule of other accounts payable (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Total	$ 850	$ 910	$ 788
Other accounts payable
Accrued expenses	799	859	741
Income tax	51	51	47
Total	$ 850	$ 910	$ 788